Cash (Details) - Schedule of cash - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Cash Abstract
Cash at bank and on hand	$ 37,500,931	$ 9,123,617	$ 3,603,390
Total	$ 37,500,931	$ 9,123,617	$ 3,603,390